Note 9 - Income Taxes (Tables)	12 Months Ended
Jun. 30, 2018
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities
	Year Ended June 30,
	2018	2017
Deferred Tax Assets:
Net operating loss carryforwards	$7,333,000	$8,126,000
Stock compensation	1,160,000	1,646,000
Other, net	96,000	155,000
Net deferred tax assets	8,589,000	9,927,000
Valuation allowance for deferred tax assets	(8,589,000)	(9,927,000)
Net deferred tax assets	$-	$-

Schedule of Effective Income Tax Rate Reconciliation
	Year Ended June 30,
	2018	2017
Federal income taxes at 21% and 34%, respectively	$(1,915,000)	$(1,508,000)
State income taxes, net	(446,000)	(392,000)
Permanent differences and other	345,000	83,000
Change in the estimated fair market value of derivatives	-	6,000
Other true ups, if any	(206,000)	(9,000)
Change in federal tax rate	3,560,000	-
Change in valuation allowance	(1,338,000)	1,820,000
Provision for income taxes	$-	$-